UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:

/s/ Daniel Khoshaba         Bernardsville, New Jersey        August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total: $171,183
                                       (thousands)


List of Other Included Managers:

None



                                                    FORM 13F INFORMATION TABLE
                                                    KSA Capital Management, LLC
                                                          June 30, 2012



COLUMN 1                        COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                        VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE   SHARED NONE
ABBOTT LABS                    COM                002824100    2,085     32,600  SH         SOLE                 32,600
AEP INDS INC                   COM                001031103   40,333    926,140  SH         SOLE               926,140
AT&T INC                       COM                00206R102    3,082     87,500  SH         SOLE                87,500
AVIS BUDGET GROUP              COM                053774105    2,706    178,000  SH         SOLE               178,000
CABLEVISION SYS CORP           CL A NY CABLVS     12686C109    1,137     86,400  SH         SOLE                86,400
CAMPBELL SOUP CO               COM                134429109    3,203     96,800  SH         SOLE                96,800
CLOROX CO DEL                  COM                189054109    2,981     41,500  SH         SOLE                41,500
COCA COLA CO                   COM                191216100    1,001     25,600  SH         SOLE                25,600
CROWN HOLDINGS INC             COM                228368106    2,187     63,400  SH         SOLE                63,400
DANA HLDG CORP                 COM                235825205    4,864    381,150  SH         SOLE               381,150
DOW CHEM CO                    COM                260543103    2,772     88,000  SH         SOLE                88,000
EMERSON ELEC CO                COM                291011104    4,896    105,100  SH         SOLE               105,100
GEO GROUP INC                  COM                36159R103    5,659    249,056  SH         SOLE               249,056
GLOBAL CASH ACCESS HLDGS INC   COM                378967103    6,447    894,138  SH         SOLE               894,138
HASBRO INC                     COM                418056107    1,945     58,000  SH         SOLE                58,000
HOME DEPOT INC                 COM                437076102    2,067     39,000  SH         SOLE                39,000
INTC US EQUITY                 COM                458140100    1,453     55,000  SH         SOLE                55,000
INTERVAL LEISURE GROUP INC     COM                46113M108    8,134    427,894  SH         SOLE               427,894
ITW US EQUITY                  COM                452308109    1,904     36,000  SH         SOLE                36,000
JOHNSON & JOHNSON              COM                478160104    3,696     54,700  SH         SOLE                54,700
KIMBERLY CLARK CORP            COM                494368103    2,295     27,400  SH         SOLE                27,400
KRAFT FOODS INC                CL A               50075N104    2,935     76,000  SH         SOLE                76,000
MCDONALDS CORP                 COM                580135101    3,320     37,500  SH         SOLE                37,500
MICROSOFT CORP                 COM                594918104    2,692     88,000  SH         SOLE                88,000
MOTOROLA SOLUTIONS INC         COM NEW            620076307    4,979    103,500  SH         SOLE               103,500
OWENS ILL INC                  COM NEW            690768403    3,753    195,798  SH         SOLE               195,798
PEPSICO INC                    COM                713448108    6,891     97,523  SH         SOLE                97,523
PROCTER & GAMBLE CO            COM                742718109    9,310    153,314  SH         SOLE               153,314
QUAD / GRAPHICS INC            COM CL A           747301109    4,034    280,497  SH         SOLE               280,497
SON US EQUITY                  COM                835495102    1,972     65,400  SH         SOLE               654,000
STEEL DYNAMICS INC             COM                858119100    2,111    180,141  SH         SOLE               180,141
TRW AUTOMOTIVE HLDGS CORP      COM                87264S106    3,640     99,010  SH         SOLE                99,010
TYCO INTERNATIONAL LTD         SHS                H89128104    8,957    170,320  SH         SOLE               170,320
UNITED TECHNOLOGIES CORP       COM                913017109    2,115     28,000  SH         SOLE                28,000
VERIZON COMMUNICATIONS INC     COM                92343V104    3,296     75,000  SH         SOLE                75,000
XYLEM INC                      COM                98419M100    6,333    251,624  SH         SOLE               251,624



SK 21884 0001 1312823